Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2023	2022
Federal	$—	$—
Foreign	—	—
State & Local	(1,767,803)	(1,154,935)
Income tax benefit	$(1,767,803)	$(1,154,935)

Schedule of deferred tax assets and liabilities

	2023	2022
Net operating loss carry forwards	$27,522,000	$27,252,000
Orphan drug and research and development credit carry forwards	8,921,000	8,837,000
Equity based compensation	246,000	285,000
Intangibles	1,409,000	1,696,000
Capitalized research and development (Section 174)	2,311,000	1,832,000
Lease liability	66,000	96,000
Other	(12,000)	—
Total	40,463,000	39,998,000
Valuation allowance	(40,398,000)	(39,902,000)
Net deferred tax assets	65,000	96,000
Right of use asset	(65,000)	(96,000)
Total gross deferred tax liabilities	(65,000)	(96,000)
Net deferred tax assets	$—	$—

Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2023	2022
Federal tax at statutory rate	(21.0)%	(21.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(21.6)	(2.4)
Foreign tax rate difference	0.1	0.2
Orphan drug and research and development credits	(2.0)	(3.9)
Permanent differences	0.9	3.1
Foreign NOL adjustments	0.7	0.4
Expiration of tax attributes	14.2	9.1
Change in valuation allowance	6.3	6.8
Income tax benefit	(22.4)%	(7.7)%